Purchased Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Oct. 03, 2010	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011	Jul. 31, 2012 In-process research and development [Member]	Dec. 30, 2012 In-process research and development [Member]	Jan. 03, 2010 In-process research and development [Member]	Jul. 01, 2012 In-process research and development [Member]	Jan. 01, 2012 In-process research and development [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying amount transferred to and included in category Existing technology	$ 23,041,000			$ 23,041,000		$ 23,041,000	$ 23,041,000					$ 1,400,000	$ 1,435,000
Amortization Period									3 years
Additional IPR&D										0
Amortization of intangible assets	200,000	600,000		692,000	1,828,000	2,073,000	2,500,000	6,512,000
Intangible asset impairment charge			12,800,000			0	0	12,800,000		2,500,000	2,500,000
Estimated future amortization of purchased intangible assets, 2013						800,000
Estimated future amortization of purchased intangible assets, 2014	500,000			500,000		500,000
Estimated future amortization of purchased intangible assets, 2015	200,000			200,000		200,000
Estimated future amortization of purchased intangible asset for the remaining year of 2013	$ 100,000			$ 100,000